Stockholders' Equity (Summary Of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Stockholders' Equity Note [Abstract]
Outstanding, Shares, Beginning Balance	443,755	348,463
Granted	300,000	273,000
Exercised
Cancelled	(281,412)	(177,708)
Outstanding, Shares, Ending Balace	462,343	443,755
Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 9.52	$ 19.26
Weighted Average Exercise Price, Granted	$ 1.40	$ 0.83
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled	$ 10.01	$ 15.28
Outstanding, Weighted Average Exercise Price, Ending Balance	$ 3.95	$ 9.52
Aggregate Intrinsic Value, Outstanding	$ 22,000